FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2016
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENTS
NOTE 4:-	FAIR VALUE MEASUREMENTS

In accordance with ASC No. 820, the Company measures its cash equivalents, marketable securities and foreign currency derivative instruments at fair value. Cash equivalents and available for sale marketable securities are classified within Level 1 or Level 2. This is because these assets are valued using quoted market prices or alternative pricing sources and models utilizing market observable inputs.

The earn-out liability related to the acquisition of Optenet is classified within Level 3 because this liability is based on present value calculations and an external valuation model whose inputs include market interest rates, estimated operational capitalization rates and volatilities.

The Company's financial net assets measured at fair value on a recurring basis, including accrued interest components, consisted of the following types of instruments as of December 31, 2016 and 2015, respectively:

	As of December 31, 2016
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total

Available-for-sale marketable securities	$-	$60,507	$-	$60,507
Foreign currency derivative contracts	-	28	-	28
Earn-out liability	-	-	4,504	4,504

Total financial net assets	$-	$60,535	$4,504	$65,039

	As of December 31, 2015
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total

Available-for-sale marketable securities	$-	$64,921	$-	$64,921
Foreign currency derivative contracts	-	401	-	401
Earn-out liability	-	-	6,102	6,102

Total financial net assets	$-	$65,322	$6,102	$71,424

Fair value measurements using significant unobservable inputs (Level 3):

Balance at January 1, 2016	$6,102

Earn Out liability payments, settlements and adjustments due to exchange rates	(636)
Adjustment due to change in the forecast of earn-out consideration	(962)

Balance at December 31, 2016	$4,504